Revenue - Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 1,023,213		¥ 637,264	¥ 165,592
Less: tax surcharges			(40)	(31)
Net revenues	1,023,213	$ 146,975	637,224	165,561
Prepaid Standard Courses [Member]
Disaggregation of Revenue [Line Items]
Total revenues	997,794		596,702	138,921
Prepaid Multiple Course Packages [Member]
Disaggregation of Revenue [Line Items]
Total revenues	13,139		27,904	15,811
Other Courses [Member]
Disaggregation of Revenue [Line Items]
Total revenues	¥ 12,280		¥ 12,658	¥ 10,860